Touchstone Sands Capital Select Growth Fund (Prospectus Summary) | Touchstone Sands Capital Select Growth Fund
TOUCHSTONE SANDS CAPITAL SELECT GROWTH FUND SUMMARY
The Fund's Investment Goal
The Touchstone Sands Capital Select Growth Fund (the “Fund”) seeks long-term capital appreciation.
The Fund's Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts for Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 or more in the Touchstone Funds.  More information about these and other discounts is available from your financial professional and in the section entitled “Choosing a Class of Shares” in the Fund's prospectus on page 80 and in the Fund's Statement of Additional Information (“SAI”) on page 62.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (USD $)	Class A	Class C	Class Z	Class Y
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or the amount redeemed, whichever is less)	none	1.00%	none	none
Wire Redemption Fee	15	15	15	15

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Class A	Class C	Class Z	Class Y
Management Fees	[1]	0.81%	0.81%	0.81%	0.81%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	0.25%	none
Other Expenses	[2]	0.25%	0.26%	0.27%	0.20%
Total Annual Fund Operating Expenses	[2][3]	1.31%	2.07%	1.33%	1.01%
Fee Waiver and/or Expense Reimbursement	[4]	none	(0.01%)	(0.02%)	none
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		1.31%	2.06%	1.31%	1.01%	[5]
[1]	The advisory fee is subject to adjustment, up or down, based on the Fund's performance relative to the performance of the Russell 1000 Growth Index (the “Benchmark Index”), and this fee may range from 0.55% to 1.00% depending on the Fund's performance and assets. See “The Funds' Management” section of the Fund's prospectus for additional information.
[2]	Other Expenses have been restated to reflect contractual changes to the Fund's Administration Agreement effective January 1, 2015.
[3]	The Total Annual Fund Operating Expenses have been restated to reflect contractual changes in the Fund's Administration Agreement and will differ from the ratio of expenses to average net assets that are included in the Fund's Annual Report dated September 30, 2014.
[4]	Touchstone Advisors, Inc. and the Trust have entered into an expense limitation agreement whereby Touchstone Advisors will waive a portion of its fees and/or reimburse certain Fund expenses (excluding dividend and interest expenses relating to short sales; interest; taxes; brokerage commissions; other expenditures which are capitalized in accordance with generally accepted accounting principles; the cost of “Acquired Fund Fees and Expenses,” if any; other extraordinary expenses not incurred in the ordinary course of business in order to limit “Other Expenses” to 0.25% for each class of shares. This expense limitation is effective through January 29, 2016, but can be terminated by a vote of the Board of Trustees of the Trust (the “Board”) if it deems the termination to be beneficial to the Fund's shareholders. The terms of Touchstone Advisors' contractual expense limitation agreement provide that Touchstone Advisors is entitled to recoup, subject to approval by the Board, such amounts waived or reimbursed for a period of up to three years from the year in which Touchstone Advisors reduced its compensation or assumed expenses for the Fund. No recoupment will occur unless the Fund's expenses are below the expense limitation amount.
[5]	Expenses shown above do not reflect the Advisor's recoupment of previously waived or reimbursed expenses of the Fund, and may differ from the expenses shown in the Fund's annual report for the fiscal year ended September 30, 2014.

Example.

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The example assumes that you invest $10,000 in the Fund for the time periods indicated and then, except as indicated, redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same and that all fee waivers and/or expense limits for the Fund will expire after one year.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	Class A	Class C	Class Z	Class Y
Expense Example, With Redemption, 1 Year	701	309	133	103
Expense Example, With Redemption, 3 Years	966	648	419	322
Expense Example, With Redemption, 5 Years	1,252	1,113	727	558
Expense Example, With Redemption, 10 Years	2,063	2,399	1,600	1,236

Expense Example, No Redemption (USD $)	Class C
Expense Example, No Redemption, 1 Year	209
Expense Example, No Redemption, 3 Years	648
Expense Example, No Redemption, 5 Years	1,113
Expense Example, No Redemption, 10 Years	2,399

Portfolio Turnover.

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.  During the most recent fiscal year, the Fund's portfolio turnover rate was 30% of the average value of its portfolio.

The Fund's Principal Investment Strategies

The Fund invests, under normal market conditions, at least 80% of its assets in common stocks of U.S. companies that the sub-advisor, Sands Capital Management, LLC (‘‘Sands Capital'' or “Sub-Advisor”), believes have above-average potential for revenue or earnings growth.  This is a non-fundamental investment policy that the Fund can change upon 60 days' prior notice to shareholders.  The Fund emphasizes investments in large capitalization growth companies.  The weighted-average market capitalization of these companies is generally in excess of $25 billion, and the Fund generally does not invest in companies that have a market capitalization of less than $2 billion.  The Fund will typically own between 25 and 35 companies.

The Fund is non-diversified and may invest a significant percentage of its assets in the securities of a single company. The Fund may invest a high percentage of its assets in specific sectors of the market in order to achieve a potentially greater investment return.

Sands Capital generally seeks to invest in stocks with sustainable above average earnings growth, and with capital appreciation potential.  In addition, Sands Capital looks for companies that have a significant competitive advantage, a leadership position or proprietary niche, a clear mission in an understandable business, financial strength and that are valued rationally in relation to comparable companies, the market, and the business prospects for that particular company.  Sands Capital generally considers selling a security when it no longer meets the investment criteria, when the issues causing such problems are not solvable within an acceptable time frame, or when other opportunities appear more attractive.

The Fund's Principal Risks

The Fund's share price will fluctuate.  You could lose money on your investment in the Fund and the Fund could also return less than other investments.  The Fund is subject to the principal risks summarized below.

Equity Securities Risk: The Fund is subject to the risk that stock prices will fall over short or extended periods of time.  Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments.  The prices of securities issued by these companies may decline in response to such developments, which could result in a decline in the value of the Fund's shares.

•                  Large-Cap Risk:  Large-cap risk is the risk that stocks of larger companies may underperform relative to those of small- and mid-sized companies.  Large-cap companies may be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Growth Investing Risk:  Growth oriented funds may underperform when value investing is in favor and growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company's growth of earnings potential.

Management Risk: In managing the Fund's portfolio, Touchstone Advisors, Inc. (the “Advisor”) engages one or more sub-advisors to make investment decisions on a portion of or the entire portfolio.  There is a risk that the Advisor may be unable to identify and retain sub-advisors who achieve superior investment returns relative to other similar sub-advisors.  The value of your investment may decrease if the sub-advisor incorrectly judges the attractiveness, value, or market trends affecting a particular security, issuer, industry, or sector.

Non-Diversification Risk: The Fund is non-diversified, which means that it may invest a greater percentage of its assets than diversified mutual funds in the securities of a limited number of issuers.  The use of a non-diversified investment strategy may increase the volatility of the Fund's investment performance, as the Fund may be more susceptible to risks associated with a single economic, political, or regulatory event than a diversified fund.

Sector Focus Risk: The Fund may invest a high percentage of its assets in specific sectors of the market in order to achieve a potentially greater investment return. As a result, the Fund may be more susceptible to economic, political, and regulatory developments in a particular sector of the market, positive or negative, and may experience increased volatility of the Fund's net asset value with a magnified effect on the total return.

This Fund should only be purchased by investors seeking long-term capital appreciation who can withstand the share price volatility of concentrated, growth stock investing.  As with any mutual fund, there is no guarantee that the Fund will achieve its investment goal.  You can find more information about the Fund's investments and risks under the “Investment Strategies and Risks” section of the Fund's prospectus.

The Fund's Performance

The bar chart and performance table below illustrate some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for one year, five years, and ten years compare with the Russell 1000 Growth® Index.  The bar chart does not reflect any sales charges, which would reduce your return.  The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.  More recent performance is available at no cost by visiting www.TouchstoneInvestments.com or by calling 1.800.543.0407.

Sands Capital Select Growth Fund — Class Z Total Return as of December 31

Best Quarter: First Quarter 2012 23.75% Worst Quarter: Fourth Quarter 2008 (30.93)%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Your actual after-tax returns may differ from those shown and depend on your tax situation.  The after-tax returns do not apply to shares held in an IRA, 401(k), or other tax-deferred account.  The after-tax returns shown in the table are for Class Z shares only.  The after-tax returns for other classes of shares offered by the Fund will differ from the Class Z shares after-tax returns.

The inception date of Class A and Class C shares was November 15, 2010.  Class A and Class C shares performance was calculated using the historical performance of Class Z shares for the periods prior to November 15, 2010.  Performance for this period has been restated to reflect the impact of the fees and expenses of Classes A and C shares, as applicable.

For information on the prior history of the Fund, please see the section entitled “The Trust” in the Fund's SAI.

Average Annual Total Returns For the period ended December 31, 2014
Average Annual Total Returns	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
Class A	Class A Return Before Taxes	1.68%	17.47%	8.98%
Class C	Class C Return Before Taxes	6.10%	18.01%	8.88%
Class Y	Class Y Return Before Taxes	8.17%	19.15%	9.88%
Class Z	Class Z Return Before Taxes	7.90%	18.88%	9.62%
Class Z After Taxes on Distributions	Class Z Return After Taxes on Distributions	6.69%	18.57%	9.48%
Class Z After Taxes on Distributions and Sale of Fund Shares	Class Z Return After Taxes on Distributions and Sale of Fund Shares	5.46%	15.40%	7.94%
Russell 1000 Growth Index	Russell 1000 Growth Index (reflects no deductions for fees, expenses or taxes)	13.05%	15.81%	8.49%